Note 7. Promissory Notes Payable	12 Months Ended
Dec. 31, 2012
Note 7. Promissory Notes Payable
Note 7. Promissory Notes Payable

7. PROMISSORY NOTES PAYABLE

The details of the promissory notes issued and outstanding at December 31, 2012 and 2011 are as follows:

As at December 31, 2012

Date of	Date of	Amount	Rate of	Security
issuance	maturity	$	interest
March 15, 2010	N/A	100,510	4%	Net assets of the Company
June 10, 2010	N/A	25,128	10%	Net assets of the Company
February 1, 2012	N/A	50,255	10%	Net assets of the Company
November 20, 2012	(a)	77,895	36%	Specific accounts receivable
November 28, 2012	(b)	67,844	36%	Specific accounts receivable
December 11, 2012	December 11, 2013	116,754	12%	Net assets of the Company
		438,386

As at December 31, 2011

Date of	Date of	Amount	Rate of	Security
issuance	maturity	$	interest
March 15, 2010	N/A	98,330	4%	Net assets of the Company
June 10, 2010	N/A	24,584	10%	Net assets of the Company
		122,914

(a)	The above promissory note is secured by a future account receivable for a client order which totalled $125,948. As of December 31, 2012, the Company had not yet completed the job and as such had not recorded the receivable. As discussed in note 13, the Company recollateralized this note and the below note (b) with the account receivable of a new client order and accordingly, the maturity date of these loans have been extended

(b)	The above promissory note is secured by an account receivable on a client order which totalled $75,886. During the year, the Company collected $60,148 and accordingly had an outstanding receivable of $15,738 as of December 31, 2012. At the time of collection, the Company failed to make payment on the promissory note, and accordingly the note is in arrears and remains outstanding. As discussed in note 13, the Company recollateralized this note and the above note (a) with the account receivable of a new client order and accordingly, the maturity date of these loans have been extended.

N/A – These promissory notes do not have any maturity date. Repayment is due when the Company has sufficient working capital to operate without the loans.

Promissory notes amounting to $175,000 have been issued to close family members of the shareholders.